Interest and financing service fees on loans (Details) - Schedule of interest and fees income costs	12 Months Ended
Dec. 31, 2021 CNY (¥)
Interest and financing service fees on loans (Details) - Schedule of interest and fees income costs [Line Items]
Interest and financing service fees on loans	¥ 1,770,351,645
Interests on deposits with banks	11,973,675
Interest expenses on interest-bearing borrowings	(775,565,615)
Net interest and fees income	1,006,759,705
Collaboration cost for sales partners	(425,736,650)
Net interest and fees income after collaboration cost	581,023,055
Provision for credit losses	278,190,506
Net interest and fees income after provision for credit losses	859,213,561
Traditional Facilitation Model [Member]
Interest and financing service fees on loans (Details) - Schedule of interest and fees income costs [Line Items]
Interest and financing service fees on loans	221,911,212
Interests on deposits with banks	1,370,290
Interest expenses on interest-bearing borrowings	(2,176,396)
Net interest and fees income	221,105,106
Collaboration cost for sales partners
Net interest and fees income after collaboration cost	221,105,106
Provision for credit losses	453,252,659
Net interest and fees income after provision for credit losses	674,357,765
Collaboration Model [Member]
Interest and financing service fees on loans (Details) - Schedule of interest and fees income costs [Line Items]
Interest and financing service fees on loans	1,548,440,433
Interests on deposits with banks	10,603,385
Interest expenses on interest-bearing borrowings	(773,389,219)
Net interest and fees income	785,654,599
Collaboration cost for sales partners	(425,736,650)
Net interest and fees income after collaboration cost	359,917,949
Provision for credit losses	(175,062,153)
Net interest and fees income after provision for credit losses	¥ 184,855,796